Fair Value (Assets and Liabilities Measured At Fair Value on a Recurring Basis) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Available-for-sale securities, fair value	¥ 316,560	¥ 383,904
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities, fair value	313,813	379,358
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Available-for-sale securities, fair value	313,813	379,358
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Available-for-sale securities, fair value
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Available-for-sale securities, fair value
Corporate and Government Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities, fair value	2,201	3,961
Corporate and Government Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Available-for-sale securities, fair value
Corporate and Government Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Available-for-sale securities, fair value	2,201	3,961
Corporate and Government Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Available-for-sale securities, fair value
Other Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities, fair value	546	585
Other Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Available-for-sale securities, fair value
Other Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Available-for-sale securities, fair value	546	585
Other Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Available-for-sale securities, fair value
Fair Value, Measurements, Recurring [Member]
Available-for-sale securities, fair value	316,560	383,904
Derivative Assets	22,261	21,589
Total Assets at Fair Value	338,821	405,493
Derivative Liabilities	(13,617)	(9,137)
Total Liabilities at Fair Value	(13,617)	(9,137)
Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps [Member]
Derivative Liabilities	(462)	(283)
Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps [Member] | Level 1 [Member]
Derivative Liabilities
Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps [Member] | Level 2 [Member]
Derivative Liabilities	(462)	(283)
Fair Value, Measurements, Recurring [Member] | Cross Currency Swaps [Member] | Level 3 [Member]
Derivative Liabilities
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Derivative Assets	1,871	9,005
Derivative Liabilities	(7,822)	(4,278)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Derivative Assets
Derivative Liabilities
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Derivative Assets	1,871	9,005
Derivative Liabilities	(7,822)	(4,278)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Derivative Assets
Derivative Liabilities
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member]
Derivative Assets	0	23
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Level 1 [Member]
Derivative Assets
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Level 2 [Member]
Derivative Assets		23
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Level 3 [Member]
Derivative Assets
Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member]
Derivative Assets	20,390	12,561
Derivative Liabilities	(5,333)	(4,576)
Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member] | Level 1 [Member]
Derivative Assets	18,564	12,561
Derivative Liabilities	(2,427)	(3,345)
Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member] | Level 2 [Member]
Derivative Assets	1,826
Derivative Liabilities	(2,906)	(1,231)
Fair Value, Measurements, Recurring [Member] | Commodity Futures [Member] | Level 3 [Member]
Derivative Assets
Derivative Liabilities
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Available-for-sale securities, fair value	313,813	379,358
Derivative Assets	18,564	12,561
Total Assets at Fair Value	332,377	391,919
Derivative Liabilities	(2,427)	(3,345)
Total Liabilities at Fair Value	(2,427)	(3,345)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Available-for-sale securities, fair value	2,747	4,546
Derivative Assets	3,697	9,028
Total Assets at Fair Value	6,444	13,574
Derivative Liabilities	(11,190)	(5,792)
Total Liabilities at Fair Value	(11,190)	(5,792)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Available-for-sale securities, fair value
Derivative Assets
Total Assets at Fair Value
Derivative Liabilities
Total Liabilities at Fair Value
Equity Securities [Member]
Available-for-sale securities, fair value	313,813	379,358
Corporate and Government Bonds [Member]
Available-for-sale securities, fair value	2,201	3,961
Other Debt Securities [Member]
Available-for-sale securities, fair value	¥ 546	¥ 585